Finance income and charges - Schedule of finance income and charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest income	£ 232	£ 155	£ 148
Fair value gain on financial instruments	155	61	76
Total interest income	387	216	224
Interest charge on bank loans and overdrafts	(47)	(53)	(72)
Interest charge on finance leases	(7)	(9)	(11)
Interest charge on all other borrowings	(424)	(333)	(368)
Fair value loss on financial instruments	(157)	(62)	(67)
Total interest charges	(635)	(457)	(518)
Net interest charges	(248)	(241)	(294)
Net finance income in respect of post employment plans in surplus (note 13)	29	9	2
Hyperinflation adjustment in respect of Venezuela (note 1)	10	18	9
Interest income in respect of direct and indirect tax	16	0	0
Total other finance income	55	27	11
Net finance charge in respect of post employment plans in deficit (note 13)	(22)	(20)	(27)
Unwinding of discounts	(17)	(14)	(8)
Interest charge in respect of direct and indirect tax	(11)	(10)	0
Change in financial liability (Level 3)	(8)	0	(8)
French tax audit interest (note 7 (b) (i))	(9)	0	0
Other finance charges	(3)	(2)	(3)
Total other finance charges	(70)	(46)	(46)
Net other finance charges	(15)	(19)	(35)
Interest income on financial assets not designated at fair value through profit or loss	86	73	91
Interest expense on financial liabilities not designated at fair value through profit or loss	£ (439)	£ (394)	£ (467)